Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

March 31, 2019

VIPCON-QTLY-0519
1.799865.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 12.5%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	246,500	$14,575,545
Entertainment - 3.5%
Activision Blizzard, Inc.	117,032	5,328,467
Electronic Arts, Inc. (a)	655,000	66,567,650
Live Nation Entertainment, Inc. (a)	56,200	3,570,948
Netflix, Inc. (a)	1,304,200	465,025,552
Spotify Technology SA (a)	14,600	2,026,480
Take-Two Interactive Software, Inc. (a)	397,000	37,464,890
The Walt Disney Co.	412,400	45,788,772
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)	11,499	0
		625,772,759
Interactive Media & Services - 8.3%
Alphabet, Inc.:
Class A (a)	47,700	56,137,653
Class C (a)	674,533	791,436,314
CarGurus, Inc. Class A (a)	98,913	3,962,455
Facebook, Inc. Class A (a)	3,760,100	626,771,069
Match Group, Inc.	22,000	1,245,420
TripAdvisor, Inc. (a)	78,400	4,033,680
		1,483,586,591
Media - 0.2%
Comcast Corp. Class A	1,002,753	40,090,065
Discovery Communications, Inc. Class A (a)	186,400	5,036,528
		45,126,593
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	989,321	68,362,081

TOTAL COMMUNICATION SERVICES		2,237,423,569

CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.1%
General Motors Co.	241,200	8,948,520
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)	28,600	1,090,232
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	51,900	36,865,089
Darden Restaurants, Inc.	57,500	6,984,525
Domino's Pizza, Inc.	145,285	37,498,059
Hilton Worldwide Holdings, Inc.	12,700	1,055,497
McDonald's Corp.	431,100	81,865,890
Starbucks Corp.	584,386	43,443,255
		207,712,315
Household Durables - 0.0%
Mohawk Industries, Inc. (a)	23,800	3,002,370
Internet & Direct Marketing Retail - 5.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,000	1,094,700
Amazon.com, Inc. (a)	472,600	841,582,450
eBay, Inc.	1,390,700	51,650,598
MercadoLibre, Inc. (a)	12,400	6,295,852
Ocado Group PLC (a)	73,100	1,304,841
Wayfair LLC Class A (a)	5,100	757,095
		902,685,536
Multiline Retail - 0.4%
Dollar General Corp.	460,700	54,961,510
Dollar Tree, Inc. (a)	83,500	8,770,840
		63,732,350
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	6,500	1,108,445
AutoZone, Inc. (a)	3,400	3,482,008
Best Buy Co., Inc.	98,607	7,007,013
Burlington Stores, Inc. (a)	18,600	2,914,248
Home Depot, Inc.	938,000	179,992,820
John David Group PLC	372,200	2,436,464
Lowe's Companies, Inc.	833,500	91,243,245
O'Reilly Automotive, Inc. (a)	51,900	20,152,770
Ross Stores, Inc.	84,000	7,820,400
TJX Companies, Inc.	2,710,800	144,241,668
Ulta Beauty, Inc. (a)	24,400	8,509,012
Urban Outfitters, Inc. (a)	570,200	16,900,728
		485,808,821
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	207,049	50,306,913
Allbirds, Inc. (b)(c)	26,168	1,351,316
Deckers Outdoor Corp. (a)	23,700	3,483,663
Gildan Activewear, Inc.	90,100	3,239,649
NIKE, Inc. Class B	213,700	17,995,677
Pinduoduo, Inc. ADR	153,500	3,806,800
VF Corp.	359,860	31,275,433
		111,459,451

TOTAL CONSUMER DISCRETIONARY		1,784,439,595

CONSUMER STAPLES - 4.4%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)	3,700	1,090,501
Brown-Forman Corp. Class B (non-vtg.)	52,168	2,753,427
Diageo PLC	189,000	7,734,269
Keurig Dr. Pepper, Inc.	896,500	25,075,105
PepsiCo, Inc.	753,500	92,341,425
The Coca-Cola Co.	399,200	18,706,512
		147,701,239
Food & Staples Retailing - 1.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	95,300	5,613,811
Costco Wholesale Corp.	666,100	161,289,454
Walmart, Inc.	1,081,200	105,449,436
		272,352,701
Food Products - 0.3%
Freshpet, Inc. (a)	79,800	3,374,742
Mondelez International, Inc.	177,500	8,860,800
Post Holdings, Inc. (a)	10,700	1,170,580
The Hershey Co.	313,482	35,997,138
The Simply Good Foods Co. (a)	83,292	1,714,982
		51,118,242
Household Products - 0.4%
Clorox Co.	153,000	24,550,380
Colgate-Palmolive Co.	64,300	4,407,122
Procter & Gamble Co.	451,900	47,020,195
		75,977,697
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	958,000	158,596,900
L'Oreal SA	4,500	1,211,811
		159,808,711
Tobacco - 0.5%
Philip Morris International, Inc.	910,000	80,434,900

TOTAL CONSUMER STAPLES		787,393,490

ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
BP PLC	4,158,257	30,195,089
Centennial Resource Development, Inc. Class A (a)	870,200	7,649,058
Cheniere Energy, Inc. (a)	16,000	1,093,760
ConocoPhillips Co.	1,558,100	103,987,594
Continental Resources, Inc. (a)	472,700	21,162,779
Diamondback Energy, Inc.	300,000	30,459,000
EOG Resources, Inc.	542,000	51,587,560
Hess Corp.	2,693,200	162,211,436
Magnolia Oil & Gas Corp.	871,000	10,452,000
Phillips 66 Co.	571,439	54,383,850
Pioneer Natural Resources Co.	7,400	1,126,872
Reliance Industries Ltd.	6,586,581	129,784,730
Valero Energy Corp.	670,555	56,883,181
		660,976,909
FINANCIALS - 13.3%
Banks - 4.9%
Banco do Brasil SA	367,400	4,571,680
Bank of America Corp.	13,290,800	366,693,172
Citizens Financial Group, Inc.	235,796	7,663,370
Credicorp Ltd. (United States)	8,500	2,039,575
HDFC Bank Ltd. sponsored ADR	45,800	5,308,678
JPMorgan Chase & Co.	4,564,300	462,044,089
SunTrust Banks, Inc.	638,860	37,852,455
		886,173,019
Capital Markets - 2.8%
Bank of New York Mellon Corp.	3,769,052	190,073,292
BM&F BOVESPA SA	367,500	3,014,826
Brookfield Asset Management, Inc. Class A	95,500	4,449,306
Charles Schwab Corp.	957,700	40,951,252
CME Group, Inc.	716,100	117,855,738
Morgan Stanley	63,900	2,696,580
MSCI, Inc.	332,000	66,014,880
S&P Global, Inc.	343,819	72,391,090
		497,446,964
Consumer Finance - 1.5%
American Express Co.	2,468,900	269,850,770
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (a)	2,370,600	476,229,834
Churchill Capital Corp. Class A (a)	581,300	7,812,672
		484,042,506
Insurance - 1.4%
Admiral Group PLC	94,260	2,664,086
AFLAC, Inc.	2,197,800	109,890,000
Allstate Corp.	498,000	46,901,640
American International Group, Inc.	148,900	6,411,634
Chubb Ltd.	15,900	2,227,272
Hiscox Ltd.	165,200	3,356,570
Progressive Corp.	1,104,800	79,645,032
		251,096,234
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. (a)	3,200	1,124,992

TOTAL FINANCIALS		2,389,734,485

HEALTH CARE - 18.4%
Biotechnology - 2.0%
AbbVie, Inc.	668,000	53,834,120
Acceleron Pharma, Inc. (a)	39,000	1,816,230
Alexion Pharmaceuticals, Inc. (a)	102,500	13,855,950
Allogene Therapeutics, Inc.	135,600	3,920,196
Amgen, Inc.	425,319	80,802,104
Ascendis Pharma A/S sponsored ADR (a)	17,500	2,059,750
bluebird bio, Inc. (a)	13,600	2,139,688
Celgene Corp. (a)	49,500	4,669,830
Exact Sciences Corp. (a)	86,011	7,450,273
FibroGen, Inc. (a)	52,688	2,863,593
Gilead Sciences, Inc.	598,000	38,875,980
Gossamer Bio, Inc.	62,500	1,354,375
Mirati Therapeutics, Inc. (a)	60,200	4,412,660
Neurocrine Biosciences, Inc. (a)	42,900	3,779,490
Regeneron Pharmaceuticals, Inc. (a)	81,200	33,342,344
Vertex Pharmaceuticals, Inc. (a)	543,330	99,945,554
		355,122,137
Health Care Equipment & Supplies - 6.7%
Abbott Laboratories	1,701,350	136,005,919
Baxter International, Inc.	1,717,000	139,609,270
Becton, Dickinson & Co.	281,500	70,298,995
Boston Scientific Corp. (a)	3,307,432	126,939,240
Danaher Corp.	1,490,700	196,802,214
DexCom, Inc. (a)	201,555	24,005,201
Edwards Lifesciences Corp. (a)	1,202,600	230,093,458
Hoya Corp.	17,300	1,140,898
Intuitive Surgical, Inc. (a)	347,000	197,991,260
Olympus Corp.	146,300	1,591,631
ResMed, Inc.	595,800	61,945,326
Sonova Holding AG Class B	37,900	7,498,167
Stryker Corp.	19,000	3,752,880
		1,197,674,459
Health Care Providers & Services - 6.0%
Anthem, Inc.	321,800	92,350,164
Cigna Corp.	419,000	67,383,580
Elanco Animal Health, Inc.	37,300	1,196,211
HCA Holdings, Inc.	529,998	69,101,139
HealthEquity, Inc. (a)	563,404	41,680,628
Humana, Inc.	396,638	105,505,708
LHC Group, Inc. (a)	10,300	1,141,858
Molina Healthcare, Inc. (a)	45,100	6,402,396
National Vision Holdings, Inc. (a)	349,500	10,984,785
Notre Dame Intermedica Participacoes SA	110,800	928,203
UnitedHealth Group, Inc.	2,753,000	680,706,780
		1,077,381,452
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	178,500	22,644,510
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	56,000	4,501,280
IQVIA Holdings, Inc. (a)	195,010	28,052,189
Mettler-Toledo International, Inc. (a)	44,500	32,173,500
PRA Health Sciences, Inc. (a)	715,300	78,890,437
Thermo Fisher Scientific, Inc.	401,400	109,871,208
Waters Corp. (a)	8,900	2,240,219
		255,728,833
Pharmaceuticals - 2.1%
AstraZeneca PLC:
(United Kingdom)	65,466	5,225,591
sponsored ADR	1,443,400	58,356,662
Eli Lilly & Co.	525,700	68,214,832
Idorsia Ltd. (a)	220,100	3,872,611
Johnson & Johnson	550,000	76,884,500
Merck & Co., Inc.	292,300	24,310,591
Novartis AG sponsored ADR	317,200	30,495,608
Roche Holding AG (participation certificate)	171,300	47,202,551
Supernus Pharmaceuticals, Inc. (a)	26,097	914,439
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	249,200	3,907,456
Zoetis, Inc. Class A	609,700	61,378,499
		380,763,340

TOTAL HEALTH CARE		3,289,314,731

INDUSTRIALS - 5.6%
Aerospace & Defense - 2.0%
Harris Corp.	20,100	3,210,171
Huntington Ingalls Industries, Inc.	310,408	64,316,538
Northrop Grumman Corp.	85,000	22,916,000
The Boeing Co.	395,000	150,660,900
TransDigm Group, Inc. (a)	238,100	108,095,019
		349,198,628
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	69,100	6,011,009
Building Products - 0.2%
Masco Corp.	46,800	1,839,708
Toto Ltd.	715,500	30,423,055
		32,262,763
Commercial Services & Supplies - 0.2%
Cintas Corp.	27,700	5,598,447
Copart, Inc. (a)	450,000	27,265,500
Waste Connection, Inc. (United States)	33,300	2,950,047
Waste Management, Inc.	22,900	2,379,539
		38,193,533
Electrical Equipment - 1.2%
AMETEK, Inc.	188,339	15,626,487
Fortive Corp.	2,394,868	200,905,477
		216,531,964
Industrial Conglomerates - 0.3%
General Electric Co.	3,403,317	33,999,137
Roper Technologies, Inc.	66,900	22,877,793
		56,876,930
Machinery - 0.2%
Deere & Co.	166,300	26,581,392
Ingersoll-Rand PLC	30,224	3,262,681
PACCAR, Inc.	15,700	1,069,798
Rexnord Corp. (a)	20,200	507,828
		31,421,699
Professional Services - 0.2%
CoStar Group, Inc. (a)	6,800	3,171,656
FTI Consulting, Inc. (a)	447,800	34,399,996
		37,571,652
Road & Rail - 1.1%
CSX Corp.	1,136,797	85,055,152
Lyft, Inc.	45,100	3,247,200
Lyft, Inc.	124,361	8,762,600
Norfolk Southern Corp.	359,900	67,261,711
Union Pacific Corp.	218,400	36,516,480
		200,843,143
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	89,900	27,053,607

TOTAL INDUSTRIALS		995,964,928

INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	32,500	10,219,950
Ciena Corp. (a)	65,200	2,434,568
Cisco Systems, Inc.	790,000	42,652,100
F5 Networks, Inc. (a)	522	81,917
Motorola Solutions, Inc.	79,600	11,177,432
Telefonaktiebolaget LM Ericsson (B Shares)	584,100	5,366,485
		71,932,452
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	1,913,084	180,671,653
CDW Corp.	5,200	501,124
Corning, Inc.	186,600	6,176,460
Dolby Laboratories, Inc. Class A	62,324	3,924,542
Keysight Technologies, Inc. (a)	204,700	17,849,840
Zebra Technologies Corp. Class A (a)	110,112	23,071,767
		232,195,386
IT Services - 6.9%
Accenture PLC Class A	6,100	1,073,722
Adyen BV (d)	20,544	16,085,572
Endava PLC ADR (a)	300	8,250
Global Payments, Inc.	521,500	71,195,180
Infosys Ltd. sponsored ADR	480,100	5,247,493
MasterCard, Inc. Class A	1,234,500	290,663,025
MongoDB, Inc. Class A (a)(e)	516,300	75,906,426
Netcompany Group A/S (d)	856	30,650
Okta, Inc. (a)	1,547,000	127,983,310
PayPal Holdings, Inc. (a)	2,184,800	226,869,632
Square, Inc. (a)	955,100	71,556,092
Twilio, Inc. Class A (a)	46,200	5,968,116
VeriSign, Inc. (a)	68,817	12,494,415
Visa, Inc. Class A	2,128,400	332,434,796
Wix.com Ltd. (a)	32,308	3,903,776
		1,241,420,455
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	1,221,700	31,177,784
Analog Devices, Inc.	49,600	5,221,392
Broadcom, Inc.	254,177	76,433,566
Intel Corp.	2,110,000	113,307,000
Lam Research Corp.	310,800	55,636,308
Marvell Technology Group Ltd.	124,900	2,484,261
Microchip Technology, Inc.	47,300	3,924,008
Micron Technology, Inc. (a)	65,000	2,686,450
NVIDIA Corp.	535,500	96,154,380
NXP Semiconductors NV	11,400	1,007,646
ON Semiconductor Corp. (a)	1,328,914	27,335,761
Skyworks Solutions, Inc.	40,000	3,299,200
Texas Instruments, Inc.	75,000	7,955,250
Xilinx, Inc.	380,617	48,258,429
		474,881,435
Software - 14.6%
Adobe, Inc. (a)	969,200	258,282,108
Atlassian Corp. PLC (a)	1,037,600	116,615,864
Check Point Software Technologies Ltd. (a)	205,000	25,930,450
Citrix Systems, Inc.	550,736	54,886,350
Coupa Software, Inc. (a)	578,627	52,643,484
DocuSign, Inc.	58,900	3,053,376
Dropbox, Inc. Class A (a)	94,700	2,064,460
Fortinet, Inc. (a)	163,900	13,762,683
Intuit, Inc.	285,600	74,658,696
Microsoft Corp.	8,600,100	1,014,295,789
New Relic, Inc. (a)	221,404	21,852,575
Paycom Software, Inc. (a)	18,000	3,404,340
Pivotal Software, Inc.	52,400	1,092,540
RingCentral, Inc. (a)	849,316	91,556,265
Salesforce.com, Inc. (a)	4,436,926	702,675,971
ServiceNow, Inc. (a)	27,400	6,753,826
SS&C Technologies Holdings, Inc.	145,800	9,286,002
SurveyMonkey	32,593	593,519
Tableau Software, Inc. (a)	114,625	14,589,470
Ultimate Software Group, Inc. (a)	127,800	42,190,614
Workday, Inc. Class A (a)	527,200	101,670,520
Zscaler, Inc. (a)	46,400	3,291,152
		2,615,150,054
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	1,856,000	352,547,200
Xerox Corp.	68,700	2,197,026
		354,744,226

TOTAL INFORMATION TECHNOLOGY		4,990,324,008

MATERIALS - 1.3%
Chemicals - 0.3%
Sherwin-Williams Co.	100,800	43,415,568
Westlake Chemical Corp.	237,105	16,089,945
		59,505,513
Metals & Mining - 1.0%
Barrick Gold Corp. (Canada)	2,135,809	29,279,770
Franco-Nevada Corp.	720,600	54,025,453
Kirkland Lake Gold Ltd.	2,714,564	82,553,134
Livent Corp.	27,300	335,244
Newcrest Mining Ltd.	182,357	3,303,101
		169,496,702

TOTAL MATERIALS		229,002,215

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	744,700	146,750,582
Apartment Investment & Management Co. Class A	32,389	1,628,843
AvalonBay Communities, Inc.	27,300	5,479,929
Equity Residential (SBI)	145,600	10,966,592
Essex Property Trust, Inc.	15,800	4,569,992
SBA Communications Corp. Class A (a)	71,000	14,175,860
		183,571,798
UTILITIES - 1.1%
Electric Utilities - 0.8%
NextEra Energy, Inc.	719,115	139,019,312
Vistra Energy Corp.	239,100	6,223,773
		145,243,085
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	1,352,800	57,466,944
The AES Corp.	147,866	2,673,417
		60,140,361

TOTAL UTILITIES		205,383,446

TOTAL COMMON STOCKS
(Cost $13,751,437,569)		17,753,529,174

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (b)(c)	10,328	533,338
Series B (b)(c)	1,814	93,675
Series C (b)(c)	17,341	895,489
		1,522,502
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	5,549	286,550
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	512,650	4,516,447
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	8,758,400	11,407

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,814,404

TOTAL PREFERRED STOCKS
(Cost $7,087,874)		6,336,906

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.48% (f)	165,147,896	165,180,926
Fidelity Securities Lending Cash Central Fund 2.48% (f)(g)	75,915,785	75,923,376
TOTAL MONEY MARKET FUNDS
(Cost $241,099,393)		241,104,302
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $13,999,624,836)		18,000,970,382
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(84,779,766)
NET ASSETS - 100%		$17,916,190,616

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,160,368 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,116,222 or 0.1% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$1,434,943
Allbirds, Inc.	10/9/18	$304,284
Allbirds, Inc. Series A	10/9/18	$566,344
Allbirds, Inc. Series B	10/9/18	$99,472
Allbirds, Inc. Series C	10/9/18	$950,908
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,711,741

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,389,248
Fidelity Securities Lending Cash Central Fund	37,754
Total	$1,427,002

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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